GENERAL AND ADMINISTRATIVE	12 Months Ended
Dec. 31, 2025
Selling, General And Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE [Text Block]

16.  GENERAL AND ADMINISTRATIVE

	Years ended
	December 31,	December 31,
	2025	2024

Depreciation	$0.4	$0.4
Share-based compensation	3.0	2.8
Salaries, wages and benefits	4.1	3.9
Directors' DSU liability expense (recovery)	5.5	1.8
Direct general and administrative	6.7	5.3
Business acquisition costs	3.6	-
	$23.3	$14.2